Summary of Property, Plant, and Equipment Expected Life Salvage Value and Basis of Depreciation (Detail)		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Drilling Rig Power Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Expected Life		5 years
Basis of Depreciation		straight-line
Drilling Rig Tubulars Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Expected Life		4 to 5 years	[1]	5 to 8 years
Basis of Depreciation	[1]	straight-line
Drilling Rig Dynamic Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Expected Life		10 years
Basis of Depreciation		straight-line
Drilling Rig Structural Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Expected Life		20 years
Salvage Value		10.00%
Basis of Depreciation		straight-line
Service Rig Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Expected Life		20 years
Salvage Value		10.00%
Basis of Depreciation		straight-line
Drilling Rig Spare Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Expected Life		up to 15 years
Basis of Depreciation		straight-line
Service Rig Spare Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Expected Life		up to 15 years
Basis of Depreciation		straight-line
Rental Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Expected Life		up to 15 years
Basis of Depreciation		straight-line
Rental Equipment [Member] | Top of Range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Salvage Value		25.00%
Rental Equipment [Member] | Bottom Of Range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Salvage Value		0.00%
Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Expected Life		3 to 10 years
Basis of Depreciation		straight-line
Light Duty Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Expected Life		4 years
Basis of Depreciation		straight-line
Heavy Duty Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Expected Life		7 to 10 years
Basis of Depreciation		straight-line
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Expected Life		10 to 20 years
Basis of Depreciation		straight-line

[1]	Expected life changed to 4 to 5 years in 2025 (previously 5 to 8 years, depending on geographical location); see Note (q) for further discussion.